Schedule of other current assets (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	$ 80,007	$ 103,542	$ 61,760
Deposits	5,052	6,538	7,738
Goods and Services Tax receivables	1,041	1,347	3
Other current assets	$ 86,100	$ 111,427	$ 69,501